Income Taxes (Details) - Schedule of Net Changes in the Total Valuation Allowance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Changes in the Total Valuation Allowance [Abstract]
Balance at beginning of year	$ 1,907,486	$ 914,171
Additions during the year	565,873	993,315
Balance at the end of year	$ 2,473,359	$ 1,907,486